S000022084 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.20%	8.42%
Emerging Markets Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	28.31%	(1.92%)	3.44%